Payroll and social securities payable (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Non-current
Social security payable	$ 1,240	$ 1,235
Non-current payroll and social security liabilities	1,240	1,235
Current
Salaries payable	6,199	7,351
Social security payable	3,702	3,063
Provision for vacations	12,323	12,109
Provision for bonuses	5,043	4,321
Current payroll and social security liabilities	27,267	26,844
Total payroll and social security liabilities	$ 28,507	$ 28,079